CONDENSED INTERIM COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 6,316,950	$ 1,202,014
Operating expenses
Cost of revenue (see note 2.7)	276,049	78,413
Sales and marketing expenses (including related party transactions of $770,032 and $734,824, see note 10)	3,619,675	1,662,048
General and administrative expenses (including related party transactions of $6,612,778 and $3,147,074, see note 10)	33,263,730	8,972,450
Other operating expenses	31,236	84,500
Depreciation and amortization expenses	1,550,777	121,895
Total operating expenses	38,741,467	10,919,306
Operating loss	(32,424,517)	(9,717,292)
Other (expense) income
Interest expense	(2,109,570)	(3,008,131)
Loss on derivatives	(1,521,136)	0
Loss on extinguishment	(27,183,375)	0
Gain on revaluation of financial asset	5,710,714	0
Other non-operating income (expense), net	169,613	(98,818)
Total other expenses, net	(24,933,754)	(3,106,949)
Loss before taxes	(57,358,271)	(12,824,241)
Income tax expense	(494,247)	(142,856)
Net loss and comprehensive loss	$ (57,852,518)	$ (12,967,097)
Net loss per share, basic	$ (0.25)	$ (0.09)
Net loss per share, diluted	$ (0.25)	$ (0.09)
Weighted average shares, basic	233,521,905	151,369,192
Weighted average shares, diluted	233,521,905	151,369,192